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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07109
Invesco Value Municipal Securities

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Value Municipal Securities Quarterly Schedule of Portfolio Holdings May 31, 2012

invesco.com/us	MS-CE-IMS-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–104.66%

Alabama–1.71%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$400	$443,996

Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	930	1,018,545

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	225	248,868

				1,711,409

Alaska–1.83%

Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(c)	5.25%	12/01/26	1,350	1,350,310

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	420	476,876

				1,827,186

Arizona–2.51%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (a)	5.00%	03/01/41	220	234,839

Arizona (State of);
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	210	229,906

Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/27	300	327,186

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	100	105,326

Series 2010, RB	5.13%	05/15/40	100	105,266

Phoenix Civic Improvement Corp., Series 2002 B, Sr. Lien Airport RB (INS-NATL) (a)(c)	5.75%	07/01/18	1,500	1,504,635

				2,507,158

California–18.52%

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	465	514,588

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/26	375	222,311

Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	725	324,104

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	500	540,820

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	1,000	1,063,120

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	550	595,952

California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	475	537,078

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	260	280,186

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	260	292,154

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(d)	0.00%	08/01/29	190	86,524

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	480	555,403

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	970	374,682

Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/29	1,605	702,075

Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/26	2,000	2,149,300

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	250	274,475

Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB (INS-NATL) (a)	5.00%	07/01/25	1,000	1,077,190

Series 2012 A, Water System RB (b)	5.00%	07/01/43	675	758,248

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS-NATL) (a)	5.00%	12/01/28	$1,000	$1,114,160

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	09/01/30	1,600	676,256

San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/30	1,525	1,734,337

Southern California Public Power Authority (Magnolia Power); Series 2003-1 A, RB (e)(f)	5.00%	07/01/13	3,500	3,679,165

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(e)(g)	3.50%	05/31/13	500	500,605

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (d)	0.00%	04/01/14	450	439,196

				18,491,929

Colorado–0.36%

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	325	364,058

Connecticut–0.53%

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-2, RB (INS-NATL) (a)	5.00%	07/01/25	475	525,507

District of Columbia–1.55%

District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	425	480,615

Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. Airport System RB (INS-AGM) (a)(c)	5.00%	10/01/20	1,000	1,065,200

				1,545,815

Florida–12.74%

Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (a)	5.00%	04/01/31	2,000	2,088,760

Broward (County of) School Board; Series 2001 A, COP (e)(f)	5.00%	07/01/12	4,000	4,016,120

Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/41	445	491,578

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	700	755,132

Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	485	515,778

Jacksonville (City of); Series 2003 C, Ref. Excise Taxes RB (INS-NATL) (a)(c)	5.25%	10/01/20	1,700	1,769,190

Martin (County of) Health Facilities (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/32	600	648,420

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	365	399,883

Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	500	550,175

Orange (County of); Series 2012 B, Ref. Sales Tax RB	5.00%	01/01/31	820	935,522

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	500	555,230

				12,725,788

Georgia–1.87%

Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	1,000	1,096,680

Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	335	374,775

Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/32	140	147,021

Series 2012 A, RB	5.25%	10/01/27	230	249,214

				1,867,690

Hawaii–5.12%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2003 B, Ref. Special Purpose RB (INS-SGI) (a)(c)	5.00%	12/01/22	3,000	3,042,810

Honolulu (City & County of);
Series 2003 A, Unlimited Tax GO Bonds (e)(f)	5.25%	03/01/13	1,720	1,785,033

Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/26	280	288,705

				5,116,548

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Idaho–1.53%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (a)	5.00%	07/01/35	$550	$599,747

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	790	926,544

				1,526,291

Illinois–11.11%

Chicago (City of) (O’Hare International Airport); Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(c)	5.38%	01/01/32	2,000	2,002,720

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	525	573,977

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	480	541,392

Chicago (City of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	350	386,271

DuPage County Community Unit School District No. 200 (Wheaton-Warrenville); Series 2003 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	10/01/22	485	513,329

Illinois (State of) (Illinois Fund of Infrastructure, Roads, Schools and Transit); Series 2002, Unlimited Tax GO Bonds (e)(f)	5.38%	07/01/12	3,000	3,012,930

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	505	584,482

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	400	441,120

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS-NATL) (a)	5.25%	06/15/42	2,500	2,532,875

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	440	507,804

				11,096,900

Iowa–1.45%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (b)(h)	5.00%	06/01/25	700	830,655

Series 2009 A, Special Obligation RB (b)(h)	5.00%	06/01/26	525	619,180

				1,449,835

Kansas–0.46%

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	410	464,231

Kentucky–0.73%

Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/31	620	730,441

Louisiana–1.70%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	500	563,815

Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	1,000	1,131,050

				1,694,865

Massachusetts–2.79%

Massachusetts (State of) Development Finance Agency (SEMASS System); Series 2001 A, Resource Recovery RB (INS-NATL) (a)	5.63%	01/01/16	2,750	2,784,265

Michigan–0.98%

Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	425	465,269

Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (a)	5.00%	11/15/23	450	510,952

				976,221

Missouri–0.41%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	90	108,464

Series 2011 A, Ref. RB	5.50%	09/01/25	155	185,013

Series 2011 A, Ref. RB	5.50%	09/01/27	100	117,776

				411,253

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Montana–0.26%

Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	$220	$254,564

Nebraska–0.57%

University of Nebraska (Lincoln Student Fees); Series 2012, Ref. RB	5.00%	07/01/38	500	569,860

New Jersey–1.86%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	210	230,847

New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	465	584,393

New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/27	1,000	1,038,390

				1,853,630

New York–9.89%

Long Island Power Authority; Series 2011 A, Electric System General RB (INS-AGM) (a)	5.00%	05/01/36	530	585,512

Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	325	358,036

New York (City of) Municipal Water Finance Authority; Series 2005 C, Water & Sewer System RB (INS-NATL) (a)	5.00%	06/15/27	1,000	1,106,260

New York (City of) Transitional Finance Authority; Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	915	1,033,511

New York (City of); Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	175	203,138

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	750	950,708

Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	365	464,514

New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,040	1,336,722

New York (State of) Dormitory Authority; Series 2004 A, Hospital Insured Mortgage RB (INS-AGM) (a)	5.25%	08/15/19	1,100	1,204,709

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	495	579,893

New York City Health & Hospital Corp.; Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/21	2,000	2,055,040

				9,878,043

North Carolina–0.27%

North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/36	250	270,547

Ohio–2.65%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	360	385,715

Cleveland (City of); Series 2008 B-1, Public Power System CAB RB (INS-NATL) (a)(d)	0.00%	11/15/26	1,275	691,764

Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	1,000	1,012,520

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	225	246,067

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)(g)	5.88%	06/01/16	270	305,448

				2,641,514

Oregon–1.29%

Oregon (State of) Department of Administrative Services; Series 2005 B, COP (e)(f)	5.00%	11/01/15	1,120	1,289,736

Pennsylvania–2.70%

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (e)(g)	3.70%	05/01/15	450	474,273

Pennsylvania (State of) Turnpike Commission; Series 2004 A, RB (INS-AMBAC) (a)	5.00%	12/01/34	1,000	1,077,530

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,000	1,140,540

				2,692,343

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–1.64%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	$250	$251,860

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	170	171,250

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	135	145,861

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/42	535	541,532

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	500	531,155

				1,641,658

South Carolina–1.99%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	805	944,531

South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (f)	5.00%	01/01/21	1,000	1,044,820

				1,989,351

Tennessee–0.31%

Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (a)	5.25%	11/01/30	265	306,875

Texas–5.92%

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	200	217,662

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	310	349,975

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(d)	0.00%	09/01/27	1,400	696,080

Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	1,730	1,879,887

Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	460	518,576

North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/29	2,725	1,293,285

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	245	269,493

Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	270	294,432

Waco Educational Finance Corp. (Baylor University); Series 2012, RB	5.00%	03/01/43	350	395,038

				5,914,428

Utah–1.24%

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	1,115	1,238,174

Virginia–0.82%

Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	275	297,278

Roanoke (City of) Industrial Development Authority (Carilion Health System);
Series 2005, Hospital RB (e)(f)	5.00%	07/01/20	5	6,327

Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	295	318,683

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	190	199,749

				822,037

Washington–4.34%

Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	1,000	1,058,500

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/32	260	297,781

Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	1,225	1,452,568

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	1,290	1,525,889

				4,334,738

West Virginia–0.49%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (e)(g)	5.38%	12/01/20	450	489,312

See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–0.52%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	$500	$523,855

TOTAL INVESTMENTS(i)–104.66% (Cost $97,342,088)				104,528,055

Floating Rate Note Obligations–(5.57)%
Notes with interest rates ranging from 0.14% to 0.25% at 05/31/2012 and contractual maturities of collateral ranging from 06/01/2025 to 07/01/2043 (See Note 1D) (j)				(5,560,000)

OTHER ASSETS LESS LIABILITIES–0.91%				901,875

NET ASSETS–100.00%				$99,869,930

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
FTA	—	Federal Transit Administration
GO	—	General Obligation
INS	—	Insurer
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
RAB	—	Revenue Anticipation Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
Sec.	—	Secured
SGI	—	Syncora Guarantee, Inc.
Sr.	—	Senior
Sub.	—	Subordinated

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security subject to the alternative minimum tax.

(d)	Zero coupon bond issued at a discount.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $825,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	20.8%
National Public Finance Guarantee Corp.	16.7
American Municipal Bond Assurance Corp.	8.1
Assured Guaranty Corp.	7.5

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $9,596,823 are held by Dealer Trusts and serve as collateral for the $5,560,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
                         Invesco Value Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
                         Invesco Value Municipal Securities

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
                         Invesco Value Municipal Securities

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$104,528,055	$—	$104,528,055

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $6,953,829 and $4,027,962, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,072,092

Aggregate unrealized (depreciation) of investment securities	(1,171)

Net unrealized appreciation of investment securities	$7,070,921

Cost of investments for tax purposes is $97,457,134.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which the Trust would merge with and into Invesco Value Municipal Income Trust (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust will become assets and liabilities of the Acquiring Trust and the Trust’s shareholders will become shareholders of the Acquiring Trust. The Redomestication and the Merger are subject to shareholder approval.
                         Invesco Value Municipal Securities

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Value Municipal Securities
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.